Accounting principles, Going Concern (Details) - EUR (€) € in Millions			12 Months Ended
	May 31, 2021	Feb. 16, 2021	Dec. 31, 2021	May 28, 2021	Feb. 10, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017
Going concern [Abstract]
Aggregate principal amount of senior unsecured notes issued			€ 989.1			€ 646.7
Cash position			3,638.6			3,189.7	€ 3,563.6	€ 3,669.6
Total liquidity			4,300.0
Operating activities [Abstract]
Intangible assets			97.8			105.8
Backlog [Member]
Operating activities [Abstract]
Increased intangible assets			4,400.0
Intangible assets			€ 15,900.0			€ 11,500.0
Senior Unsecured Bridge and Revolving Facilities [Member]
Going concern [Abstract]
Available borrowing capacity					€ 1,400.0
Aggregate principal amount of senior unsecured notes issued				€ 600.0
Percentage of principal amount issued				1.125%
Maturity date			2028
Bridge Facility [Member]
Going concern [Abstract]
Amount drawn	€ 620.0	€ 620.0